Subsequent events (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 24, 2026 CHF (SFr)	Jan. 01, 2026 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 shares	Mar. 16, 2026 USD ($) $ / shares shares	Feb. 16, 2026 USD ($)	Dec. 04, 2025 USD ($)	Oct. 15, 2025 USD ($) $ / shares shares	Oct. 05, 2025 $ / shares	Jul. 14, 2025 USD ($) shares	May 05, 2025 USD ($) shares
Subsequent Event [Line Items]
Total investment | $			$ 1,000				$ 1,000
Options granted (in shares)			3,042,652	245,165
Options exercised (in shares)			2,647,019
Registered direct offering
Subsequent Event [Line Items]
Number of shares agreed to sell and issue								12,640,000		60,000,000	10,000,000
Value of shares agreed to sell and issue | $								$ 200,000		$ 15,000	$ 20,000
Exercise price of warrants | $ / shares									$ 4.6
Registered direct offering | Pre-funded Warrants
Subsequent Event [Line Items]
Exercise price of warrants | $ / shares								$ 0.0001
Registered direct offering | Pre-funded Warrants | Maximum
Subsequent Event [Line Items]
Number of shares for warrants								14,026,666
Subsequent event
Subsequent Event [Line Items]
Total investment | $						$ 1,000
Ownership percentage	100.00%
Aggregate cash purchase price | SFr	SFr 4,000,000
Outstanding convertible loans amount | SFr	565,178.74
Capital increase amount | SFr	1,000,000
Principal amount | SFr	SFr 500,000
Exclusivity period	60 days
Subsequent event | Registered direct offering
Subsequent Event [Line Items]
Number of shares agreed to sell and issue					22,913,630
Value of shares agreed to sell and issue | $					$ 125,000
Subsequent event | Registered direct offering | Pre-funded Warrants
Subsequent Event [Line Items]
Exercise price of warrants | $ / shares					$ 0.0001
Subsequent event | Registered direct offering | Pre-funded Warrants | Maximum
Subsequent Event [Line Items]
Number of shares for warrants					7,500,000
Subsequent event | Registered direct offering | Class E Warrants
Subsequent Event [Line Items]
Exercise price of warrants | $ / shares					$ 5.5
Subsequent event | Registered direct offering | Class E Warrants | Maximum
Subsequent Event [Line Items]
Number of shares for warrants					60,827,260
Subsequent event | Ordinary shares
Subsequent Event [Line Items]
Options granted (in shares)		903,120
Options exercised (in shares)		935,240